Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation

Affiliates are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of affiliates are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The consolidated financial statements include the accounts of Zhongchao Cayman, its subsidiaries and VIE and VIE’s subsidiaries, and Zhongchao Japan. These companies are controlled by a common controlling shareholder. Zhongchao Japan was acquired from the Company’s controlling shareholder in December 2021, such acquisition was accounted for as acquisition under common control and the Zhongchao Japan was consolidated from December 2021, and the comparative financial statement were prepared on a consolidated basis retrospectively from the date Zhongchao Japan was incorporated (i.e, October 30, 2020). In the consolidated financial statements, the assets and liabilities of Zhongchao Japan are presented at their carrying amount. The Company recognizes in equity any difference between the consideration paid and the net assets recognized. No goodwill or losses may be recognized on consolidation. The revenues, cost, operating expenses and other expenses are consolidated for the relevant periods to be presented in the financial statements as if the combination occurred on October 1, 2020. Zhongchao Japan’s historical financial statements have immaterial impact to the consolidated financial statements of the Company.

All transactions and balances among the Company, its subsidiaries, VIE and Zhongchao Japan have been eliminated upon consolidation.

Business combination and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive (loss) income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statements of operations and comprehensive (loss) income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive (loss) income.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests represent the equity interests in the subsidiaries of the VIE that are not attributable, either directly or indirectly, to the VIE. For the Company’s consolidated financial statements, non-controlling interests represent minority shareholders’ 6.67% in Zhongxin and a minority shareholder’s 40% in West Angel, respectively, as of December 31, 2022.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive (loss) income to distinguish the interests from that of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries.

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive (loss) income.

The reporting currency of the Company and its subsidiaries is U.S. dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not the US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company and its subsidiaries are recorded as a separate component of accumulated other comprehensive (loss) income within the statement of shareholders’ equity.

Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:

	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.8972	6.3726

	For the Years Ended December 31,
	2022	2021	2020
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	6.7290	6.4508	6.9020

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, fair value of the Company’s ordinary shares, fair value of the Company’s subsidiaries, determinations of the useful lives and valuation of long-lived assets, valuation of goodwill, estimates of allowances for doubtful accounts, valuation of deferred tax assets, and other provisions and contingencies.

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

As of December 31, 2022 and 2021, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, accounts receivable,  due from a related party, other receivables, loans receivable, accounts payable and other payables, which approximate their fair values because of the short-term nature of these instruments. Short-term investments are trading securities with observable market price in active market. They are classified as level 1 investment and are measured at fair value as of December 31, 2022 and 2021.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits, as well as highly liquid investments, with original maturities of three months or less, which are unrestricted as to withdrawal and use.

Short-term investments

Short-term investments comprised of certain listed equity securities purchased through various open market transactions. Equity securities not measured by the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations and comprehensive (loss) income, according to ASC 321 “Investments — Equity Securities”. During the years ended December 31, 2022 and 2021, the Company purchased certain listed equity securities and accounted for such investments as “short-term investments” and subsequently measure the investments at fair value in the account of “other income, net”.

Accounts receivable

Accounts receivable are recorded at the gross amount less an allowance for any uncollectible accounts and do not bear interest. The Company provides customers with credit term ranging between one to six months, depending on credit assessment of customers. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. During the years ended December 31, 2022, 2021 and 2020, the Company accrued provisions against doubtful accounts of $753,447, $1,449,827 and $336,367, respectively, among which $543,315, $1,449,827 and $336,367 were written off as the Company evaluated it is remote to collect the balance. As of December 31, 2022 and 2021, allowances for doubtful accounts against accounts receivable were $207,269 and $nil, respectively.

Inventories

Inventories of the Company consist of patented drugs. Inventories are stated at the lower of cost or net realizable value. Inventory costs include expenses that are directly or indirectly incurred in the purchase of patented drugs. Cost of inventories is determined using the weighted average cost method. Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expiration date, expected demand, anticipated sales price, new product development schedules, product obsolescence, customer concentrations and other factors.  The Company continually evaluate the recoverability, and inventory provisions are recorded in the consolidated statements of operations and comprehensive (loss) income. For the years ended December 31, 2022, 2021 and 2020, the Company did not provide inventory provisions against patented drugs.

Prepayments

Prepayments represent amounts advanced to suppliers for providing services to the Company. The suppliers usually require advance payments when the Company orders service and the prepayments will be utilized to offset the Company’s future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

Investments in equity method investees

In addition to the investment of investees over which the Company exercised significant influences, the Company also accounts for the investment in a limited partnership in which the Company holds more than minor equity interest (3% - 5%) in accordance with ASC 970-323-25-6 under the equity method of accounting.

The Company applies the equity method to account for investment in a limited partnership and other investees, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and comprehensive (loss) income. The Company records its share of the results of the equity investees on a one quarter in arrears basis. When the Company’s share of losses of the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates, including consideration of the impact of the COVID-19 pandemic; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. No impairment of was recognized for the years ended December 31, 2022, 2021 and 2020.

Investments in an equity security

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations and comprehensive (loss) income, according to ASC 321 “Investments — Equity Securities”, which the Company adopted beginning January 1, 2021.

As of December 31, 2022, the Company had investment in one equity security. The Company elected to record an equity investment in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the fund. NAV is primarily determined based on information provided by financial institution.

The equity investment in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security, including consideration of the impact of the COVID-19 pandemic.

Property and equipment

Property and equipment primarily consist of buildings, office equipment, and vehicle. Properties and equipment are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Land and buildings	7 - 21 years
Office equipment	3 years
Vehicle	4 years
Leasehold improvements	5 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is recorded in other income, net in the consolidated statements of operations and comprehensive (loss) income.

Prepayments for lease of land

Prepayments for lease of land represent prepayments to the lessee for sub-lease of two land use rights. Prepayments for lease of land are carried at cost less accumulated amortization and any impairment loss. Amortization is provided against the cost of lease prepayments on a straight-line basis over the period of the rights, which are 16 years and 32 years, respectively.

Intangible assets, net

The Company acquired intangible assets through either purchase or acquisition in the business combination.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition using valuation techniques such as discounted cash flow analysis. Major assumptions used in determining the fair value of these intangible assets include future growth rates and weighted average cost of capital. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Purchased intangible assets are recognized and measured at fair value upon acquisition.

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method based on their estimated useful lives as follows:

Trademarks	10 years
License	10 years
Software	3 - 10 years

Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2022, 2021 and 2020.

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. No impairment of goodwill was recognized for the years ended December 31, 2022.

Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

In accordance with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service, or each series of distinct services that are substantially the same and that have the same pattern of transfer to the customer, as a performance obligation. Transaction price is allocated among different performance obligations identified in one contract.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable consisted of amounts invoiced and amounts for which revenue recognized prior to invoicing when the Company has satisfied its performance obligation and has the unconditional right to payment.

Advances from customers consists of payments received related to unsatisfied performance obligations at the end of the period.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs for obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Medical training and education services

The Company designs and provides medical training and education courses in both online and offline formats to physicians and allied healthcare professionals (the “training and education services”). The Company identifies a single performance obligation from contracts. The Company recognizes revenue at the point when the service was rendered. Payments received in advance from customers are recorded as “advance from customers” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the courses to its customers. Such advance payment received are non-refundable. In cases where fees are collected after the sales, revenue and accounts receivable are recognized upon delivery of medical training and education courses to the customers. The fees are fixed and determinable at the inception of the services.

Offline medical training and education services courses – though customers can benefit from each service commitment, including design, production and presentation of medical courses, together with other readily available resources. The promises in the contracts with customers is integration of all of these service commitments. The Company concludes that these service commitments are highly dependent with each other, in the context of the contract term. Thus, these service commitments are not distinct from each other, and the Company combines all service commitments performed as a single performance obligation. In cases where the Company engages third party experts to provide presentation in medical courses, as the Company determines the contents and the participants, it has the ability to direct these experts to provide medical training services for the Company. Therefore, the Company is primarily responsible for fulfilling the promise to provide the medial courses and has the discretion in establishing the transaction price. The Company is a principal in the provision of services and recognizes revenues on a gross basis.

Online medical training and education services courses – the promises in the contracts with customers consist of provision of online courses and presentation of the courses online for users to access for a period of time. The performance obligation of presentation of the courses online for users for a period of time is immaterial in the context of the contract because presentation of each course incurred no significant additional cost, nor will it occupy any significant resources of the Company, except for little digital space on the Company’s server, which is inconsequential. Therefore, the Company combines all service commitments performed as a single performance obligation.

Patient management services in patient-aid projects

The Company is engaged by NFPs and pharmaceutical enterprises to assist in the operation of patient-aid projects with a purpose to facilitate qualified patients to obtain free drug treatment from NFPs. The Company is responsible to provide doctors with access to training courses or training materials in connection with the drug treatment, review the completeness of application documents from patients, and other ad-hoc works (such programs with these plug-in features are hereinafter referred as the “patient-aid projects”). The arrangements are structured as fixed price contracts. The price is determined as stated in contracts and does not include any variable consideration. The Company identifies a single performance obligation from contracts and recognizes revenue over a period of time during which the Company provides the assistance to the NFPs till the earlier of the expiration of contract period or the free drugs are completely delivered. The Company uses an input-based method to measure the progress, by reference to the cost incurred in performing the obligation.

The fees are fixed at the inception of the services and are collected either in advance or after the services are provided.

Sales of patented drugs

Starting from the year of 2022, the Company commenced sales of patented drugs to customers. The Company identified one performance obligation in the contracts with customers, and the transaction price is fixed. No sales incentives or return of goods is allowed only if there are quality issues. The Company recognized revenues upon sales of patented drugs upon acceptance of goods by customers.

Other revenues

The Company also provides consulting services to its customers, including drafting research papers and providing other academic supports, and facilitation services for hospitals and patients through online platform.

The consulting services are accounted for as a single performance obligation and was recognized as revenue when the Company delivers services to the customers. Fees are generally collected after provision of services. The facilitation services are accounted for as a single performance obligation and was recognized as revenue when the Company completed facilitation services to the customers.

For the years ended December 31, 2022, 2021, and 2020, other revenues accounted for 0.3%, 1.2% and 0% of consolidated revenues, respectively.

The following table identifies the disaggregation of our revenue for the years ended December 31, 2022, 2021 and 2020, respectively.

	For the Years Ended December 31,
	2022	2021	2020
Medical training and education services	$6,604,487	$8,754,120	$10,543,852
Patient management services in patient-aid projects	6,288,602	7,343,343	7,445,936
Sales of patented drugs	1,216,096	-	-
Other revenues	42,331	199,307	-
Total	$14,151,516	$16,296,770	$17,989,788

Cost of revenues

Cost of revenues was comprised of direct related costs incurred for preparation of online medical training courses and offline education seminars and patient-aid projects and cost of patented drugs.

The cost of preparation of online medical training courses and offline education seminars and patient management services in patient-aid projects includes expenses of travelling and accommodation, seminar site-rental, video production and backdrop production, professional service fees charged by experts who provide online and offline seminars, salary and welfare expenses incurred by the key members of the editorial, design and production team, and labor cost for patient-aid projects. The travelling and accommodation expenses, including but not limited to the air-ticket expenses and hotel accommodation expenses, represented the costs arising from lecturers’ attendance and participation of the offline seminars. Other media expenses were incurred by the Company’s medical department for videos production, live streaming of the offline seminars, and materials collection to create online courses. These travelling, accommodation and media expenses are well budgeted before any agreements entered into by the Company and the customers. Therefore, such expenses are well covered by the customers under those agreements. The Company is not reimbursed by the customers separately.

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $817,345, $804,730, and $310,637 for the years ended December 31, 2022, 2021 and 2020, respectively.

Research and development costs

Research and development costs are mainly comprised of salary and welfare expenses for the Company’s IT department employees who work for the development of the Company’s platform and database, and software and related intellectual property expenses which were used to develop an extensive library of licensed content and medical database. For the years ended December 31, 2022, 2021, and 2020, the Company incurred research and development expenses of $411,524, $758,878, and $816,553, respectively.

Advertising expenses

Advertising expenses primarily include advertisement for the Company’s platform for online medical courses. Advertising costs are expensed as incurred and the total amounts charged to “selling and marketing expenses” in the consolidated statements of operations and comprehensive (loss) income were $989,900, $2,204,233, and $2,851,648 for the years ended December 31, 2022, 2021 and 2020, respectively.

Share-based compensation

Share-based awards granted to the Company’s employees and one non-employee are measured at fair value on grant date and measurement date, respectively, and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the Company ordinary shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Value added tax

The Company is subject to value added tax (“VAT”) and related surcharges on the revenues earned for both sales of products and rendering of services in the PRC. The applicable rate of value added tax is 6% on services and 13% on sales of products. The related surcharges for revenues derived from provision medical courses are deducted from gross receipts to arrive at net revenues.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2022, income tax returns for the tax years ended December 31, 2017 through December 31, 2021 remain open for statutory examination.

(Loss) earnings per share

Basic (loss) earnings per ordinary share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted (loss) earnings per share is computed by dividing net (loss) income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Comprehensive (loss) income

A Comprehensive (loss) income includes net (loss) income and other comprehensive (loss) income arising from foreign currency adjustments. Comprehensive (loss) income is reported in the consolidated statements of operations and comprehensive (loss) income.

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450-20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Operating lease

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2022 and 2021.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. Based on management’s assessment, the Company has determined that it has two operating segments: (i) provision of training and education services and assistance in patient-aid projects (collectively “MDMOOC services”). (ii) sales of patented drugs.

Reclassification

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of December 31, 2022 or on the statements of operations for the year ended December 31, 2022.

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The effective date was for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public business entities that meet the definition of an SEC filer and eligible to be Smaller Reporting Companies, or SRC, as defined by the SEC and all non-public business entities. As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. The Company will adopt ASU 2016-13 and its related amendments effective January 1, 2023, and the Company does not expect material impact on adoption of this standard on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the consolidated financial position, statements of operations and cash flows.

Significant risks and uncertainties

1)	Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2022, the Company held cash and cash equivalents of $11,520,453, among which were $4,700,379 was deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $72,500). The Company also held cash of $4,709,310 deposited in the financial institutions in the United States, and each bank account is insured with the maximum limit of $250,000 by Federal Deposit Insurance Corporation (“FDIC”) insurance. In addition, the Company maintains certain bank accounts in Japan with cash balance of $1,538,404, which are not insured by FDIC insurance or other insurance. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions  which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

2)	Foreign currency risk

Substantially all of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3)	Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.